Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill	The profit on the disposal of the businesses in the year of £24 million was calculated as follows:

Total £m
Consideration:

Cash consideration including currency forwards, purchase adjustments and deferred consideration	10

Total	10

Net assets sold:

Property, plant and equipment	3

Cash and cash equivalents	1

Other net assets	1

Total	5

Costs:

Deal costs	(16)

Reclassification of exchange from other comprehensive income	35

Gain on disposals in 2021	24

Summary of Cash Flows from Business Combinations
Cash flows

	Business disposals £m	Associates and joint ventures disposals £m

Cash consideration received	43	277

Net deferred consideration paid	(51)	–

Transaction costs	(8)	–

Cash and cash equivalents (divested)/acquired	(1)	–

Cash (outflow)/inflow	(17)	277

GSK Annual Report 2021
  221

2019 Acquisition
Disclosure of detailed information about business combination [line items]
Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill
The fair value of the assets acquired in business combinations, including goodwill, are set out in the table below. Amounts related to the Pfizer consumer healthcare business acquisition are provisional and subject to change.

	Pfizer consumer healthcare business £m	Tesaro £m	Other £m
Net assets acquired:

Intangible assets	12,357	3,092	–

Property, plant and equipment	354	6	–

Right of use assets	39	40	–

Inventory	986	162	–

Trade and other receivables	546	115	35

Other assets including cash and cash equivalents	302	254	16

Trade and other payables	(779)	(282)	(39)

Net deferred tax liabilities	(2,591)	(252)	–

Other liabilities	(99)	(5)	–

Term loan	–	(445)	–

Non-controlling interest	(3,577)	–	–

Goodwill	3,854	1,169	–

Total	11,392	3,854	12

Consideration settled by shares in GSK Consumer Healthcare Joint Venture	11,392	–	–

Cash consideration paid	–	3,854	6

Fair value of investment in joint venture converted into subsidiary	–	–	6

Total consideration	11,392	3,854	12

Summary of Cash Flows from Business Combinations
Cash flows

	Business acquisitions £m	Business disposals £m	Associates and joint venture investments £m

Cash consideration (paid)/received	(3,860)	161	(11)

Net deferred consideration received	–	29	–

Transaction costs	(95)	(73)	–

Cash and cash equivalents acquired/divested	384	(13)	–

Cash (outflow)/inflow	(3,571)	104	(11)

Summary of Profit on Disposal of Businesses
GSK made a number of business disposals for net cash consideration received in the year of £104 million. The profit on the disposal of the businesses in the year of £201 million was calculated as follows:

	£m	Total £m

Cash consideration receivable net of subsidy payable		106

Net assets disposed:

Goodwill	(4)

Intangible assets	(1)

Property, plant and equipment	(44)

Inventory	(7)

Cash and cash equivalents	(12)

Other net assets	(4)

		(72)

Transaction costs		(27)

Reclassification of exchange from other comprehensive income		75

Non-controlling interest divested		16

		98

Transaction signed but not yet completed – gain on embedded derivative		143

Transaction signed but not yet completed – transaction costs		(40)

Total profit on disposal		201

2020 Acquisition
Disclosure of detailed information about business combination [line items]
Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill	This represented goodwill of £124 million, cash of £21 million and other assets acquired of £18 million less non-controlling
interest of £14 million and net liabilities of £20 million.

Total £m

Net assets acquired:

Intangible assets	2

Property, plant and equipment	5

Inventory	5

Trade and other receivables	6

Cash and cash equivalents	21

Trade and other payables	(20)
19

Non-controlling interest	(14)

Goodwill	124

129

Non-cash consideration (settlement of a promissory note)	129

Total consideration	129

Summary of Cash Flows from Business Combinations
Cash flows

	Business acquisitions £m	Business disposals £m	Associates and joint ventures investments £m

Cash consideration received/(paid)	–	786	(4)

Net deferred consideration	–	(19)	–

Transaction costs	(6)	(27)	–

Cash and cash equivalents acquired/(divested)	21	(481)	–

Cash inflow/(outflow)	15	259	(4)

Summary of Profit on Disposal of Businesses
The profit on the disposal of the businesses in the year of £2,795 million was calculated as follows:

	Horlicks divestment £m	Other £m	Total £m

Consideration:

Cash consideration receivable including currency forwards and purchase adjustments	492	157	649

Equity investment in Hindustan Unilever Limited	3,124	–	3,124

Total	3,616	157	3,773

Net assets disposed:

Goodwill	142	1	143

Intangible assets	15	103	118

Property, plant and equipment	56	12	68

Inventory	–	6	6

Cash and cash equivalents	478	3	481

Other net (liabilities)/assets	(155)	1	(154)

Total	536	126	662

Costs:

Transaction costs	12	28	40

Derivative	240	–	240

Reclassification of exchange from other comprehensive income	36	–	36

Total	288	28	316

Gain on disposals	2,792	3	2,795